Related Party Transactions - Schedule of significant related party transactions, lease transactions, additional information (Details)	6 Months Ended
Jun. 30, 2025
CyberLink | Minimum
Related Party Transactions
Lease rental contractual period	1 year
CyberLink | Maximum
Related Party Transactions
Lease rental contractual period	2 years
CyberLink-Japan | Minimum
Related Party Transactions
Lease rental contractual period	1 year
CyberLink-Japan | Maximum
Related Party Transactions
Lease rental contractual period	2 years